Statement to Securityholder
Ally Auto Receivables Trust 2015-2

Distribution Information	Deal Information

1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2015-2

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	9/16/2015

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2015-2

5. Collateral Summary	Collection Period, Begin:	9/1/2018
	Collection Period, End:	9/30/2018
6. Charge-Off and Delinquency Rates	Determination Date:	10/10/2018
	Distribution Date:	10/15/2018
7. Credit Instruments
ABS Investor Relations - Ally Financial Inc. as Servicer:
8. Performance Tests	Telephone:	(866) 710-4623
	E-Mail:	securitization@ally.com

The Class A-1 Notes, the Class B Notes, the Class C Notes and the Class D Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class A-1 Notes, the Class B Notes, the Class C Notes and the Class D Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder
Ally Auto Receivables Trust 2015-2
1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover Shortfall	Carryover Shortfall	Principal Balance
							(3) + (4) = (5)			(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02007DAD2	260,000,000.00	0.00	0.45000000	0.00	0.00	0.00	0.00	0.00	0.00
A-2a	02007DAA8	150,000,000.00	0.00	0.98000000	0.00	0.00	0.00	0.00	0.00	0.00
A-2b	02007DAH3	183,000,000.00	0.00	2.58844000	0.00	0.00	0.00	0.00	0.00	0.00
A-3	02007DAB6	333,000,000.00	0.00	1.49000000	0.00	0.00	0.00	0.00	0.00	0.00
A-4	02007DAC4	97,210,000.00	94,249,711.98	1.84000000	10,680,011.06	144,516.23	10,824,527.29	0.00	0.00	83,569,700.92
B	02007DAE0	22,760,000.00	22,760,000.00	2.07000000	0.00	39,261.00	39,261.00	0.00	0.00	22,760,000.00
C	02007DAF7	18,750,000.00	18,750,000.00	2.41000000	0.00	37,656.25	37,656.25	0.00	0.00	18,750,000.00
D	02007DAG5	14,310,000.00	14,310,000.00	3.01000000	0.00	35,894.25	35,894.25	0.00	0.00	14,310,000.00
Deal Totals		1,079,030,000.00	150,069,711.98		10,680,011.06	257,327.73	10,937,338.79	0.00	0.00	139,389,700.92

Statement to Securityholder
Ally Auto Receivables Trust 2015-2
2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Interest Carryover Shortfall Factor	Ending Note Pool Factor

A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2a	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2b	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	969.54749491	109.86535398	1.48663954	111.35199352	0.00000000	859.68214093
B	1,000.00000000	0.00000000	1.72500000	1.72500000	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	2.00833333	2.00833333	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	2.50833333	2.50833333	0.00000000	1,000.00000000

Beginning Aggregate Note Pool Factor:	139.07834998
Ending Aggregate Note Pool Factor:	129.18056117

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder
Ally Auto Receivables Trust 2015-2
3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	0.00	9/17/2018	10/14/2018	Actual/360	N/A	N/A	0.45000000	0.45000000	0.00
A-2a	0.00	9/17/2018	10/14/2018	30/360	N/A	N/A	0.98000000	0.98000000	0.00
A-2b	0.00	9/17/2018	10/14/2018	Actual/360	2.15844000	0.43000000	N/A	2.58844000	0.00
A-3	0.00	9/17/2018	10/14/2018	30/360	N/A	N/A	1.49000000	1.49000000	0.00
A-4	94,249,711.98	9/17/2018	10/14/2018	30/360	N/A	N/A	1.84000000	1.84000000	144,516.23
B	22,760,000.00	9/17/2018	10/14/2018	30/360	N/A	N/A	2.07000000	2.07000000	39,261.00
C	18,750,000.00	9/17/2018	10/14/2018	30/360	N/A	N/A	2.41000000	2.41000000	37,656.25
D	14,310,000.00	9/17/2018	10/14/2018	30/360	N/A	N/A	3.01000000	3.01000000	35,894.25

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2a	0.00	0.00	0.00	0.00	0.00
A-2b	0.00	0.00	0.00	0.00	0.00
A-3	0.00	0.00	0.00	0.00	0.00
A-4	0.00	144,516.23	0.00	144,516.23	0.00
B	0.00	39,261.00	0.00	39,261.00	0.00
C	0.00	37,656.25	0.00	37,656.25	0.00
D	0.00	35,894.25	0.00	35,894.25	0.00
Deal Totals	0.00	257,327.73	0.00	257,327.73	0.00

Statement to Securityholder
Ally Auto Receivables Trust 2015-2
4. Collections and Distributions

Collections
Receipts During the Period	11,150,766.53
Administrative Purchase Payments	48,966.25
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	79,421.47
Other Fees or Expenses Paid	0.00
Total Collections	11,279,154.25

Beginning Reserve Account Balance	2,709,763.92
Total Available Amount	13,988,918.17

Distributions
Total Available Amount	13,988,918.17
Basic Servicing Fee	137,329.34
Aggregate Class A Interest Distributable Amount	144,516.23
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	39,261.00
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	37,656.25
Third Priority Principal Distributable Amount	0.00
Aggregate Class D Interest Distributable Amount	35,894.25
Fourth Priority Principal Distributable Amount	0.00
Reserve Account Deposit	2,709,763.92
Noteholders' Regular Principal Distributable Amount	10,680,011.06
Indenture Trustee expenses	0.00
Unpaid Fees due to Owner Trustee, Indenture Trustee and Administrator	1,500.00
Excess Total Available Amount to the Certificateholders	202,986.12

Supplemental Servicing Fees	31,163.89
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	4,500.00

Statement to Securityholder
Ally Auto Receivables Trust 2015-2
 5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
Deal Totals	Number of Receivables	59,975	21,365	20,654
	Aggregate Receivables Principal Balance	1,083,905,566.10	164,160,484.34	153,480,473.28
	Aggregate Amount Financed	1,094,598,443.79	164,795,209.66	154,051,554.96
There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending	Inception	Beginning	Ending	Inception	Beginning	Ending
	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted
	Average	Average	Average	Average	Average	Average	Average	Average	Average
	Coupon	Coupon	Coupon	Original	Original	Original	Remaining	Remaining	Remaining
				Maturity	Maturity	Maturity	Maturity	Maturity	Maturity
Deal Totals	4.34000000	4.64462715	4.66515135	65.95	68.38	68.44	52.31	23.82	23.15

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.23%	1.31%	1.30%	1.14%	1.28%	1.14%	1.32%	1.42%	1.26%	1.29%	1.34%	1.23%	1.44%	1.20%	1.23%	1.13%	1.15%	1.16%	1.12%	1.34%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.08%	1.29%	1.24%	1.09%	1.21%	1.09%	1.20%	1.03%	1.00%	1.18%	1.02%	1.27%	1.11%	1.11%	1.06%	1.09%	1.19%	0.87%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder
Ally Auto Receivables Trust 2015-2
6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	159,423,382.31	15	39,095.38	2,606.36	0.2943%	20,654	92	0.4454%
Preceding	171,345,399.47	28	72,514.77	2,589.81	0.5078%	21,365	82	0.3838%
Next Preceding	184,359,897.03	26	79,541.65	3,059.29	0.5177%	22,297	95	0.4261%
Third Preceding	197,428,168.42	28	124,294.98	4,439.11	0.7555%	Three Month Average		0.4184%
Four Month Average					0.5188%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total	Total Balance	Percent
	Financed	Charge-Offs		Stratification	Accounts		Delinquent
Totals	1,094,598,443.79	7,119,428.30	0.6504%	31 - 60 days	353	3,261,178.90	2.1169%
The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables				61 - 90 days	72	584,619.33	0.3795%
Trust 2015-2 related to delinquencies, charge-offs or uncollectible accounts.				91 - 120 days	19	209,886.64	0.1362%
				> 120 days	1	14,158.92	0.0092%
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.

				Bankruptcies		Total Accounts	Total Balance
				Prior Period[1]		274	2,248,657.87
				Current Period		24	217,309.13
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged-Off[2]		20	80,937.51
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status and charge-offs on prior period bankruptcies.				Ending Inventory		278	2,385,029.49

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	2,709,763.92	2,709,763.92	0.00	0.00	0.00	2,709,763.92	2,709,763.92

Statement to Securityholder
Ally Auto Receivables Trust 2015-2
8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	YES
Initial Overcollateralization	4,875,566.08
Current Overcollateralization	14,090,772.36
Overcollateralization Target	14,090,772.36
There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2015-2. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2015-2 will perform in the future.